Loans Payable (Details) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Sep. 12, 2020	Apr. 30, 2020	Apr. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 28, 2018
Loans Payable (Details) [Line Items]
Net balance				$ 30,646	$ 80,646	$ 342,896
Notes payable							$ 248,870
Leaving balance					0
Proceeds from loans received		$ 505,000	$ 505,000		150,000
Granted loan amount	$ 10,000				$ 10,000
Company received settlement amount				25,000
Accounts payable				$ 50,000
Secured Loans Payable [Member]
Loans Payable (Details) [Line Items]
Leaving balance description				The Company entered into short term loans with various lenders for capital expansion secured by the Company’s assets in the amount of $1,749,970, which included finance cost of $624,810. The finance cost was amortized over the terms of the loans, which have various maturity dates ranging from October 2018 through February 2019. As of December 31, 2020, the finance cost was fully amortized. During the year ended December 31, 2021, the Company settled the majority of the loans in the amount of $262,250, of which $157,250 was recognized on the statement of operations as a gain on write-off of loan payable. The term of the loans ranged from two months to six months.	The Company entered into short term loans with various lenders for capital expansion secured by the Company’s assets in the amount of $1,749,970, which included finance cost of $624,810. The finance cost was amortized over the terms of the loans, which have various maturity dates ranging from October 2018 through February 2019. As of December 31, 2020, the finance cost was fully amortized. During the year ended December 31, 2021, the Company settled the majority of the loans in the amount of $262,250, of which $157,250 was recognized on the statement of operations as a gain on write-off of loan payable. The term of the loans ranged from two months to six months.
Loan Payable-Related Party [Member]
Loans Payable (Details) [Line Items]
Maturity date, description					The loans bore interest at various rates to be originally repaid over a period of three (3) years at various maturity dates.
Paycheck Protection Program Loan [Member]
Loans Payable (Details) [Line Items]
Proceeds from loans received	$ 345,000
Economic Injury Disaster Loan [Member]
Loans Payable (Details) [Line Items]
Proceeds from loans received					$ 345,000
Granted loan amount		$ 150,000			$ 10,000